Bank loan	6 Months Ended
Sep. 30, 2016
Bank loan
Bank loan

4Bank loan

On October 9, 2015, the Group borrowed RMB60,000 from Hangzhou Bank for one year. The loan bears a monthly fixed interest rate at 0.46%. The Group repaid the bank loan in full on September 13, 2016. The loan was secured by the Group’s certain buildings (Note 3).